Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and other intangible assets
Schedule of changes in goodwill and other intangible assets

				Brand
		Customer		and	Development
	Goodwill	relation	Technology	Licenses	Cost	Total
As of December 31, 2019	160,843	38,626	86,323	24,632	—	310,424
Purchase Price Allocation	2,506	1,359	654	180	—	4,699
Additions	—	—	—	127	7,664	7,791
Translation differences	22,671	5,597	12,028	3,446	950	44,692
As of December 31, 2020	186,020	45,582	99,005	28,385	8,614	367,606
Additions	—	—	—	593	3,733	4,326
Translation differences	(17,589)	(4,310)	(9,361)	(2,712)	(1,005)	(34,977)
As of December 31, 2021	168,431	41,272	89,644	26,266	11,342	336,955
Amortization and impairment
As of December 31, 2019	—	3,219	4,796	5	—	8,020
Amortization	—	4,005	5,856	11	—	9,872
Translation differences	—	940	1,386	1	—	2,327
As of December 31, 2020	—	8,164	12,038	17	—	20,219
Amortization	—	4,349	6,297	41	401	11,088
Translation differences	—	(995)	(1,459)	(3)	(19)	(2,476)
As of December 31, 2021	—	11,518	16,876	55	382	28,831
Net Book Value
As of December 31, 2021	168,431	29,754	72,768	26,211	10,960	308,124
As of December 31, 2020	186,020	37,418	86,967	28,368	8,614	347,387

Schedule of test of goodwill and indefinite lived assets impairment

As of December 31, 2021	Kit	Services	Total
Goodwill	$134,189	$34,242	$168,431
Brands	15,338	10,176	25,514

As of December 31, 2020	Kit	Services	Total
Goodwill	$147,067	$38,953	$186,020
Brands	16,858	11,320	28,178